Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other receivables [abstract]
Schedule of trade and other receivables
Trade and other receivables are initially recognised at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price, and are subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2023	2022
	£m	£m
Trade receivables	2,583	2,661
Accrued income	1,126	1,110
Provision for impairment of receivables and accrued income	(560)	(741)
Trade receivables and accrued income, net	3,149	3,030
Prepayments	442	429
Contract assets	49	33
Other receivables	243	223
	3,883	3,715

Schedule of reconciliation of changes in allowance account for credit losses
A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2023	2022
	£m	£m
At 1 April	741	672
Exchange adjustments	51	31
Charge for the year, net of recoveries	220	167
Uncollectible amounts written off	(452)	(124)
Reclassification to held for sale (note 10)	—	(5)
At 31 March	560	741

Schedule of receivables by geographical area
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2023			As at 31 March 2022
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	223	2,360	2,583	352	2,309	2,661
Accrued income	650	476	1,126	715	395	1,110
Provision for impairment of receivables and accrued income	(11)	(549)	(560)	(43)	(698)	(741)
	862	2,287	3,149	1,024	2,006	3,030

Schedule of average expected loss rates and balances
The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below. The decreases in expected loss rates applied to amounts less than 12 months past due are primarily attributable to the resumption of cash collection activities since the prior year, while the increase in the average loss rate applied to amounts over 12 months reflects the increased risk of non-collection in light of wider macroeconomic factors, as well as the reduced likelihood of recoverability given the significant ageing of the amounts within this category.

	2023		2022
	%	£m	%	£m
Accrued income	3	462	5	382
0 – 30 days past due	3	838	5	731
30 – 60 days past due	13	235	20	213
60 – 90 days past due	23	139	32	123
3 – 6 months past due	32	189	41	161
6 – 12 months past due	43	178	56	177
Over 12 months past due	88	284	71	456
		2,325		2,243